Suspended Exploratory Well Costs (Details) CAD in Millions	12 Months Ended
Dec. 31, 2016 CAD
Reconciliation of changes in suspended exploratory well costs
Beginning of year	CAD 212
Additions	209
Transfers to oil and gas assets	(65)
Capitalized exploratory well costs charged to expense	CAD (356)